Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of revenue from contract with customers

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Sales of goods	415,976	331,336	44,463	198,075

Revenue from contracts with customers	415,976	331,336	44,463	198,075

Schedule of revenue through different channels

Types of goods	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Revenue from crude oil	338,272	260,079	31,501	146,635
Revenue from natural gas	71,524	65,164	11,418	45,947
Revenue from NGL	6,180	6,093	1,544	5,477
Revenue from other goods and services	—	—	—	16

Revenue from contracts with customers	415,976	331,336	44,463	198,075

Sales Channel	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Refineries	338,272	260,079	31,501	146,635
Industries	39,279	51,240	8,729	26,680
Retail distributors of natural gas	26,452	10,254	—	893
Commercialization of NGL	6,180	6,093	1,544	5,477
Natural gas for electricity generation	5,793	3,670	2,689	18,374
Other sales channels	—	—	—	16

Revenue from contracts with customers	415,976	331,336	44,463	198,075